Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets

Customer Relationships	September 30, 2019	December 31, 2018
Identifiable intangible assets, gross	$34,000	$34,000
Accumulated amortization	(17,567)	(12,467)
Identifiable intangible assets, net	$16,433	$21,533

Customer Relationships	2018	2017
Identifiable intangible assets, gross	$34,000	$34,000
Accumulated amortization	(12,467)	(5,667)
Identifiable intangible assets, net	$21,533	$28,333

Schedule of annual amortization expense
2019 (remainder)	$1,700
2020	6,800
2021	6,800
2022	1,133
Total	$16,433

2019	$6,800
2020	6,800
2021	6,800
2022	1,133
Total	$21,533